Expenses for shipping activities and other expenses from operating activities - General administrative expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Analysis of income and expense [abstract]
Wages and salaries	$ (8,272)	$ (7,566)	$ (10,641)
Social security costs	(1,242)	(1,295)	(1,360)
Provision for employee benefits (Note 18)	205	687	(545)
Cash-settled share-based payments (Note 24)	2,973	(548)	1,338
Equity-settled share-based payments (Note 24)	(2,411)	(761)	(140)
Other employee benefits	(919)	(1,000)	(1,272)
Employee benefits	(9,666)	(10,482)	(12,620)
Administrative expenses	(37,955)	(18,355)	(21,652)
Tonnage Tax	(4,343)	(3,346)	(3,459)
Claims	0	(452)	10
Provisions	262	227	388
Total general and administrative expenses	$ (51,702)	$ (32,408)	$ (37,333)
Average number of full time equivalents (shore staff) | employee	192.81	189.05	185.66